Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 2	$ 2
Share-based benefits	2	2
Total compensation	4	4
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	29	20
Post-employment benefits	2	2
Share-based benefits	53	35
Termination benefits	1	1
Total compensation	$ 85	$ 58